Average Annual Total Returns - Class P3 Shares - Voya Multi-Manager International Small Cap Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	S&P Developed ex-U.S. Small Cap Index 1 Yr		S&P Developed ex-U.S. Small Cap Index 5 Yrs	S&P Developed ex-U.S. Small Cap Index 10 Yrs	S&P Developed ex-U.S. Small Cap Index Since Inception		MSCI EAFE® Small Cap Index 1 Yr		MSCI EAFE® Small Cap Index 5 Yrs	MSCI EAFE® Small Cap Index 10 Yrs	MSCI EAFE® Small Cap Index Since Inception
Total	17.15%			16.69%	Feb. 28, 2019	16.74%			16.25%	10.12%			12.93%	14.27%	[1]	[1]	[1]	14.62%	[1]	12.34%	[1]	[1]	[1]	13.96%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.